Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: May 2018

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Fourth Amended and Restated Indenture , dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Indenture”), and the Third Amended and Restated Asset Pool One Supplement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	As of the date hereof, Chase Bank USA, National Association is the Servicer and Administrator under the Transfer and Servicing Agreement and Chase Card Funding LLC is the Transferor.

3.	The undersigned is a Responsible Officer of Servicer.

4.	Collateral of Asset Pool One

	Beginning Balance	Ending Balance
Principal Receivables	30,128,048,501.84	30,226,225,109.59

Excess Funding Amount	0.00	0.00

TOTAL	30,128,048,501.84	30,226,225,109.59

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries	21,075,000,000.00

	TOTAL	21,075,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period	9,151,225,109.59

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period	1,511,311,255.48

5d.	Asset Pool One Pool Balance for the related Monthly Period	30,226,225,109.59

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period	21,075,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period	10,245,781,114.26

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	69.95%	7,167,070,146.27

TOTAL	69.95%	7,167,070,146.27

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period	494,090,649.67

	Collections of Discount Receivables included in 7a above	0.00

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	69.95%	345,623,462.51

TOTAL	69.95%	345,623,462.51

8a.	The Asset Pool One Servicing Fee for the related Monthly Period	37,660,060.63

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	69.95%	26,343,750.00

TOTAL	69.95%	26,343,750.00

9a.	The Asset Pool One Default Amount for the related Monthly Period	64,243,169.50

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

CHASEseries	69.95%	44,939,014.13

TOTAL	69.95%	44,939,014.13

10.	Delinquencies as of the last day of the related Monthly Period

	Number of Accounts	Amount of Receivables (1)	Percentage of Receivables

Pool Balance	14,912,017 (2)	30,759,990,736.27	100.00%

Number of Days Delinquent

30-59 days	15,707	94,643,301.93	0.31%

60-89 days	9,899	71,916,305.83	0.23%

90-119 days	8,625	66,682,789.07	0.22%

120-149 days	6,817	54,388,395.31	0.18%

150-179 days	6,276	52,222,737.88	0.17%

180 or more days	78	468,715.40	0.00%

TOTAL	47,402	340,322,245.42	1.11%

11.	Losses and Recoveries for the related Monthly Period

	Average Pool Balance (3)	30,128,048,501.84

	Gross Losses (4)	71,619,886.29

	Gross Losses as a Percentage of Average Pool Balance	2.85%

	Recoveries (5)	7,376,716.79

	Net Losses (6)	64,243,169.50

	Net Losses as a Percentage of Average Pool Balance	2.56%

	Number of Accounts Charged Off During the Monthly Period	11,162

	Average Net Loss Amount on Accounts Charged Off during the Monthly Period	5,755.52

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

	As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
CHASEseries Notes Held by the Sponsor or an Affiliate (7)	Tranche	Amount	Tranche	Amount

	Class B (2013-01)	750,000,000.00	Class B (2013-01)	750,000,000.00

	Class B (2015-01)	750,000,000.00	Class B (2015-01)	750,000,000.00

	Class B (2017-01)	750,000,000.00	Class B (2017-01)	750,000,000.00

	Class C (2013-01)	750,000,000.00	Class C (2013-01)	750,000,000.00

	Class C (2015-01)	750,000,000.00	Class C (2015-01)	750,000,000.00

	Class C (2017-01)	750,000,000.00	Class C (2017-01)	750,000,000.00

		4,500,000,000.00		4,500,000,000.00

13.	Credit Risk Retention

As of Last Day of Monthly Period

Seller’s Interest	9,151,225,109.59

Seller’s Interest (%) (8)	43.42%

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	The Number of Accounts as of the last day of the related Monthly Period includes all non-charged off credit card accounts in Asset Pool One, but does not include inactivated credit card accounts where the credit card had been lost or stolen or that had been flagged for potential fraud and replaced with a new credit card account. In past reporting periods, the Servicer had included such inactivated credit card accounts in the Number of Accounts. For purposes of comparison with prior periods, the Number of Accounts including all such inactivated credit card accounts is 20,969,588.

(3)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(4)	Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(5)	Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(6)	Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(7)	The securities listed here are not being relied upon to satisfy the U.S. Risk Retention Requirements (79 FR 77601).

(8)	The Seller’s Interest percentage is calculated by dividing the Seller’s Interest, which is equal to the Asset Pool One Transferor Amount, by the aggregate unpaid principal balance of all outstanding investor asset-backed interests in the Issuing Entity. The required risk retention percentage is 5%.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date June 13, 2018.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By: /s/ John Keller
John Keller
Vice President